UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21806

Asset Allocation Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for Asset Allocation Trust, which has a September 30 fiscal year end.

Date of reporting period: September 30, 2013

ITEM 1. REPORT TO STOCKHOLDERS

Wells Fargo Advantage Asset Allocation Fund

Annual Report

September 30, 2013

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of September 30, 2013, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Wells Fargo investment history

1932	Keystone creates one of the first mutual fund families.
1971	Wells Fargo & Company introduces one of the first institutional index funds.
1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first tactical asset allocation models in institutional separately managed accounts.
1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.
1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.
1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).
1996	Evergreen Investments and Keystone Funds merge.
1997	Wells Fargo launches the Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.
1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.
2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.
2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.
2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.
2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, for Wells Fargo Advantage Funds, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings LLC (“Dow Jones”); have been licensed to CME Group Index Services LLC (“CME Indexes”); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡  MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 100 mutual funds across a wide range of asset classes, representing over $236 billion in assets under management, as of September 30, 2013.

Equity funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Global Opportunities Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Growth Fund	Premier Large Company Growth Fund
Capital Growth Fund	Index Fund	Small Cap Opportunities Fund
Common Stock Fund	International Equity Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small Company Growth Fund
Discovery Fund†	Intrinsic Small Cap Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond funds
Adjustable Rate Government Fund	High Yield Municipal Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Income Plus Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	Inflation-Protected Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Strategic Income Fund
Conservative Income Fund	International Bond Fund	Strategic Municipal Bond Fund
Core Bond Fund	Minnesota Tax-Free Fund	Ultra Short-Term Income Fund
Emerging Markets Local Bond Fund	Municipal Bond Fund	Ultra Short-Term Municipal Income Fund
Government Securities Fund	North Carolina Tax-Free Fund	Wisconsin Tax-Free Fund
High Income Fund	Pennsylvania Tax-Free Fund
High Yield Bond Fund	Short Duration Government Bond Fund
Asset allocation funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money market funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Treasury Plus Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable trust funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The variable trust funds are generally available only through insurance company variable contracts.

†	In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Asset Allocation Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Asset Allocation Fund for the 12-month period that ended September 30, 2013. Much of the period was marked by monetary easing by global central banks. Toward the end of the period, investor concerns that the U.S. Federal Reserve (Fed) would end its bond-buying program initially led to higher interest rates, resulting in losses for bond indexes and volatility for global stock indexes. These fears dissipated in late September 2013 but were soon followed by concerns about a shutdown of the U.S. government. Nonetheless, increased confidence that the U.S. economy was staging a fragile recovery, combined with resilience in European economies and encouraging news out of China, resulted in double-digit returns for major developed stock market indexes for the 12-month reporting period. Emerging markets lagged their developed counterparts, though, and investment-grade bonds posted losses on higher interest rates.

Central banks continued to provide stimulus.

Major central banks, including the Fed and the European Central Bank (ECB), continued to inject liquidity into the banks and the markets through various quantitative easing policies. Throughout the reporting period, the Federal Open Market Committee (FOMC)—the Fed’s monetary policymaking body—kept its key interest rates effectively near zero in order to support the economy and the financial system. After its September 2012 meeting, the FOMC announced its intention to keep interest rates low until at least mid-2015 and to make open-ended purchases of $40 billion per month in mortgage-backed securities to support the housing market. In December 2012, the Fed increased its quantitative easing program by adding purchases of $45 billion per month in long-term U.S. Treasuries. In May 2013, however, indications that the FOMC might reduce (or taper) its bond-buying program caused a rise in interest rates and a subsequent sell-off in both stocks and bonds. After its September 2013 meeting, however, the FOMC surprisingly signaled that tapering would be delayed, resulting in a stock and bond market rally in late September.

European markets continued to benefit from the ECB’s September 2012 announcement that it would purchase an unlimited amount of one- to three-year sovereign debt from countries that had formally applied for a bailout. As a result, when the tiny eurozone nation of Cyprus was forced to implement capital controls and impose losses on uninsured bank depositors in March 2013, global stock markets remained resilient despite short-term volatility. Moreover, in May 2013, the ECB cut its key rate to a historic low of 0.5%. The ECB’s aggressive actions helped ease investor worries about a eurozone sovereign debt default.

U.S. and developed foreign market stocks gained on relatively good news.

For most of the period, U.S. economic data remained moderately positive. Gross domestic product (GDP) growth came in at a sluggish 0.1% annualized rate in the fourth quarter of 2012, but many analysts attributed the fourth-quarter weakness to the temporary aftereffects from Hurricane Sandy. This view was given credence by the rebound in GDP growth to a 1.1% annualized rate in the first quarter of 2013 and a 2.5% annualized rate in the second quarter. The most significant negative effect was the ongoing fight in Washington, D.C., over the federal budget and debt limit. The Budget Control Act of 2011, which was passed to resolve a previous fight over the federal debt ceiling, mandated budget sequestration that took effect on March 1, 2013. This was an overhang on economic growth during the second half of the period. On midnight of September 30, 2013, the federal government shut down with the exception of certain crucial functions, an action that could increase investor uncertainty and thus market volatility.

Letter to shareholders (unaudited)	Wells Fargo Advantage Asset Allocation Fund	3

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period. European stock markets initially benefited from reduced uncertainty about a possible breakup of the eurozone. Later in the period, signs emerged that the eurozone was exiting its long-lived recession, further boosting European stock markets. In the fixed-income market, the rising interest rates that followed the Fed’s taper talk resulted in negative returns for investment-grade bonds for the 12-month period. However, high-yield bond indexes posted single-digit gains, continuing to benefit from their more generous yields and a relatively low default rate. Emerging markets ended the reporting period with only modest gains as investors worried about potential or actual slowing economic growth in major emerging markets such as China and India.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The relatively positive outlook for the U.S. economy contributed to a strong domestic stock market for much of the reporting period.

4	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks long-term total return, consisting of capital appreciation and current income.

Adviser

Wells Fargo Funds Management, LLC

Portfolio managers

Ben Inker, CFA1

Sam Wilderman, CFA1

Average annual total returns2 (%) as of September 30, 2013

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (EAAFX)	7-29-1996	2.83	5.74	6.23	9.12	7.00	6.86	1.41	1.41
Class B (EABFX)*	10-3-2002	3.40	5.89	6.33	8.40	6.21	6.33	2.16	2.16
Class C (EACFX)	10-3-2002	7.32	6.20	6.09	8.32	6.20	6.09	2.16	2.16
Class R (EAXFX)	10-10-2003	–	–	–	8.92	6.75	6.63	1.66	1.66
Administrator Class (EAIFX)	10-3-2002	–	–	–	9.39	7.25	7.14	1.25	1.21
Institutional Class (EAAIX)	11-30-2012	–	–	–	9.58	7.29	7.16	0.98	0.98
GMO Global Balanced Index[5]	–	–	–	–	10.64	7.40	6.46	–	–
Barclays U.S. Aggregate Bond Index[6]	–	–	–	–	(1.68)	5.41	4.59	–	–
MSCI All Country World Index (Net)[7]	–	–	–	–	17.73	7.71	7.86	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. Alternative investments, such as real estate, foreign currency, and natural resources, are speculative and entail a high degree of risk. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. The Fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks. The Fund invests substantially all of its assets in Asset Allocation Trust, an open-end management investment company having the same investment objective and strategy as the Fund. Any portfolio data shown for the Fund represents that of the Asset Allocation Trust.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	5

Growth of $10,000 investment[8] as of September 30, 2013

1.	The Fund invests all of its assets directly in Asset Allocation Trust, an investment company advised by Grantham, Mayo, Van Otterloo & Co. LLC (GMO). Mr. Inker and Mr. Wilderman, senior members of GMO’s Asset Allocation Division, are responsible for coordinating the portfolio management of Asset Allocation Trust.

2.	Historical performance shown for all classes of the Fund prior to July 19, 2010, is based on the performance of the Fund’s predecessor, Evergreen Asset Allocation Fund. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class. If these expenses had been included, returns for Institutional Class would be higher. Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance for Class A shares prior to October 3, 2002, is based on the performance of Class III of the Evergreen Asset Allocation Fund’s predecessor, GMO Global Balanced Allocation Fund (the “GMO Fund”). Expenses of the GMO Fund were lower than the expenses the Fund incurs, in part because the GMO Fund did not pay 12b-1 fees. If the GMO Fund had incurred expenses at the same rate as the Fund does, the performance shown would have been lower.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 1, 2014, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.87% for Class A, 1.62% for Class B, 1.62% for Class C, 1.12% for Class R, 0.64% for Administrator Class, and 0.44% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (including the expenses of Asset Allocation Trust), and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower.

5.	The GMO Global Balanced Index is a composite benchmark computed by GMO. Since May 1, 2007, the GMO Global Balanced Index is comprised of 65% MSCI All Country World Index (Net) and 35% Barclays U.S. Aggregate Bond Index. Prior to May 1, 2007, it was composed of 48.75% S&P 500 Index, 16.25% MSCI All Country World ex-US Index, and 35% Barclays U.S. Aggregate Bond Index. You cannot invest directly in an index.

6.	The Barclays U.S. Aggregate Bond Index is composed of the Barclays Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

7.	The MSCI All Country World Index (Net) (MSCI ACWI Index (Net)) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed or produced by MSCI.

8.	The chart compares the performance of Class A shares for the most recent ten years with the GMO Global Balanced Index, Barclays U.S. Aggregate Bond Index, and MSCI All Country World Index (Net). The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

9.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

10.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

11.	The ten largest holdings are calculated based on the value of the securities of the Asset Allocation Trust divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

12.	Portfolio allocation is subject to change and represents the portfolio allocation of the Asset Allocation Trust which is calculated based on the total long-term investments of the Asset Allocation Trust.

6	Wells Fargo Advantage Asset Allocation Fund	Performance highlights (unaudited)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund underperformed the GMO Global Balanced Index and MSCI All Country World Index (Net) benchmarks, but outperformed the Barclays U.S. Aggregate Bond Index benchmark, for the 12-month period that ended September 30, 2013.

■	Our asset allocation decisions detracted from relative results, largely due to an underweight to U.S. stocks and exposure to emerging country debt. Our stock selection in the equity portfolios also detracted from performance, as value and high-quality-oriented equities underperformed.

■	Security selection within our fixed-income portfolios added to returns as our bond models and allocation to asset-backed securities outperformed. Our highly liquid GMO Alpha Only Fund, however, underperformed U.S. Treasury bills for the year.

The Fund underperformed its benchmark during the period as riskier assets, particularly U.S. stocks, outperformed.

The proverb “the more things change, the more they stay the same” is a fitting description of the past year in the markets. As always, investors were greeted with numerous and often surprising changes: some evidence of a slowing Chinese economy; continued sluggish growth in Europe and lack of resolution to the continent’s long-term solvency issues; Japanese policymakers taking unprecedented steps to reverse decades of sluggish growth and deflation; talk—without any action—of the U.S. Federal Reserve (Fed) beginning to taper (or reduce) its bond purchases; and, more recently, dysfunction in our nation’s capital pushing the government toward a shutdown. These and many other changes aside, one thing remained the same: Central banks around the world continued to pursue aggressive easy monetary policies. Global quantitative easing by central banks continued to drive stock prices higher, with the S&P 500 Index9 rallying more than 19% and international stocks as measured by the MSCI EAFE Index (Net)10 gaining almost 24% for the 12-month period. Emerging markets equities, however, were an outlier to the rising-equity euphoria. They remained essentially flat on concerns about the effect of a slowing Chinese economy and also because the potential of the Fed withdrawing liquidity caused some market participants to sell emerging markets stocks.

Ten largest holdings[11] (%) as of September 30, 2013
GMO U.S. Flexible Equities Fund Class VI	22.31
GMO International Intrinsic Value Fund Class IV	21.48
GMO Strategic Fixed Income Fund Class VI	10.39
GMO Asset Allocation Bond Fund Class VI	10.13
GMO Alpha Only Fund Class IV	10.03
GMO Emerging Markets Fund Class VI	8.82
GMO Currency Hedged International Equity Fund Class III	5.52
GMO Emerging Country Debt Fund Class IV	3.54
GMO Risk Premium Fund Class VI	2.64
GMO Debt Opportunities Fund Class VI	2.52

Against the backdrop of a rising stock market, our allocations to riskier assets, primarily equities, contributed the most to absolute portfolio returns. Our holdings of high-quality stocks detracted from relative returns as the market continued to reward companies with greater economic risk. Our introduction of the GMO Risk Premium Fund, a fully collateralized put-selling strategy designed to provide equity-like returns and low correlation with the equity market, detracted from relative returns as well.

In the fixed-income markets, we saw yields in most developed markets, excluding Japan, rise from their 200-year lows. The Barclays U.S. Aggregate Bond Index fell 1.7%, underperforming cash, which gained 0.3% for the year ended September 30, 2013. Despite this rising-rate backdrop, our allocations to asset-backed securities and credit (primarily bank loans) contributed to results. Our allocation to cash-oriented strategies detracted as the GMO Alpha Only Fund delivered negative relative returns.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Asset Allocation Fund	7

Portfolio allocation[12] as of September 30, 2013

We made a number of strategic changes during the period in response to changes in valuations.

We modestly increased our equity exposure by 0.7% during the 12-month period, yet remain underweight relative to our benchmark. We took advantage of the strong rally in Japanese equities to reduce our Japanese overweight beginning in April 2013 and completely exit the overweight position during the third quarter of 2013. However, we still maintain some Japanese exposure through the international portfolio. In addition, we built up our allocation in the GMO Risk Premium Fund as a way to gain exposure to equity-like returns that should be less sensitive to initial equity valuation levels than traditional long equities. We also shifted almost all of our international equity exposure to value and made a slight reduction in our exposure to high-quality stocks as their prices continued to rise. On the fixed income and credit side, our most substantive move was to build a 10% position in treasury inflation-protected securities (TIPS) when prices fell during the summer. We also added a small amount to our emerging country debt exposure. We lowered our exposure to our “dry powder” (or highly liquid) strategy, GMO Alpha Only Fund, to fund the aforementioned portfolio moves.

Please see footnotes on page 5.

8	Wells Fargo Advantage Asset Allocation Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2013 to September 30, 2013.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Asset Allocation Fund	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,033.89	$4.33	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Class B
Actual	$1,000.00	$1,030.51	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class C
Actual	$1,000.00	$1,030.44	$8.14	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.05	$8.09	1.60%
Class R
Actual	$1,000.00	$1,033.49	$5.61	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.57	1.10%
Administrator Class
Actual	$1,000.00	$1,035.93	$3.27	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.86	$3.24	0.64%
Institutional Class
Actual	$1,000.00	$1,036.76	$2.14	0.42%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.96	$2.13	0.42%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Fund expenses (unaudited)	Wells Fargo Advantage Asset Allocation Fund	9

Wells Fargo Advantage Asset Allocation Fund including underlying fund expenses	Beginning account value 4-1-2013	Ending account value 9-30-2013	Expenses paid during the period[1]	Net annual expense ratio
Class A
Actual	$1,000.00	$1,033.89	$6.93	1.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.88	1.36%
Class B
Actual	$1,000.00	$1,030.51	$10.74	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.66	2.11%
Class C
Actual	$1,000.00	$1,030.44	$10.74	2.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.49	$10.66	2.11%
Class R
Actual	$1,000.00	$1,033.49	$8.21	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.00	$8.14	1.61%
Administrator Class
Actual	$1,000.00	$1,035.93	$5.87	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$1,036.76	$4.75	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$4.71	0.93%
Asset Allocation Trust
Actual	$1,000.00	$1,038.63	$0.00	0.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,025.07	$0.00	0.00%
Asset Allocation Trust including underlying fund expenses
Actual	$1,000.00	$1,038.63	$2.61	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.59	0.51%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

10	Wells Fargo Advantage Asset Allocation Fund	Portfolio of investments—September 30, 2013

Security name	Shares	Value

Investment Companies: 100.14%
Asset Allocation Trust (l)	460,955,268	$6,694,019,332

Total Investment Companies (Cost $5,129,099,348)		6,694,019,332

Total investments (Cost $5,129,099,348) *	100.14%	6,694,019,332
Other assets and liabilities, net	(0.14)	(9,245,103)

Total net assets	100.00%	$6,684,774,229

(l)	Investment in an affiliate

*	Cost for federal income tax purposes is $5,129,274,941 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,564,744,391
Gross unrealized depreciation	0

Net unrealized appreciation	$1,564,744,391

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Wells Fargo Advantage Asset Allocation Fund	11

Assets
Investment in affiliated investment companies, at value (see cost below)	$6,694,019,332
Receivable for investments sold	3,466,713
Receivable for Fund shares sold	5,261,384
Prepaid expenses and other assets	87,108

Total assets	6,702,834,537

Liabilities
Payable for Fund shares redeemed	11,723,293
Advisory fee payable	1,193,286
Distribution fees payable	1,754,514
Due to other related parties	1,745,662
Shareholder servicing fees payable	1,233,650
Accrued expenses and other liabilities	409,903

Total liabilities	18,060,308

Total net assets	$6,684,774,229

NET ASSETS CONSIST OF
Paid-in capital	$5,094,443,861
Undistributed net investment income	25,585,977
Accumulated net realized losses on investments	(175,593)
Net unrealized gains on investments	1,564,919,984

Total net assets	$6,684,774,229

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$2,332,076,767
Shares outstanding – Class A	169,804,257
Net asset value per share – Class A	$13.73
Maximum offering price per share – Class A2	$14.57
Net assets – Class B	$430,116,123
Shares outstanding – Class B	31,842,845
Net asset value per share – Class B	$13.51
Net assets – Class C	$2,399,838,933
Shares outstanding – Class C	181,794,831
Net asset value per share – Class C	$13.20
Net assets – Class R	$33,934,203
Shares outstanding – Class R	2,499,654
Net asset value per share – Class R	$13.58
Net assets – Administrator Class	$809,554,492
Shares outstanding – Administrator Class	58,494,761
Net asset value per share – Administrator Class	$13.84
Net assets – Institutional Class	$679,253,711
Shares outstanding – Institutional Class	49,146,573
Net asset value per share – Institutional Class	$13.82

Investment in affiliated investment companies, at cost	$5,129,099,348

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asset Allocation Fund	Statement of operations—year ended September 30, 2013

Investment income	$0

Expenses
Advisory fee	15,323,687
Administration fees
Fund level	6,529,475
Class A	6,025,776
Class B	1,396,338
Class C	6,460,567
Class R	82,320
Administrator Class	1,189,605
Institutional Class	280,868 [1]
Shareholder servicing fees
Class A	5,794,015
Class B	1,337,731
Class C	6,212,084
Class R	78,405
Administrator Class	2,838,174
Distribution fees
Class B	4,027,898
Class C	18,636,251
Class R	79,154
Custody and accounting fees	273,101
Professional fees	26,877
Registration fees	122,399
Shareholder report expenses	668,573
Trustees’ fees and expenses	12,407
Interest expense	623
Other fees and expenses	90,760

Total expenses	77,487,088
Less: Fee waivers and/or expense reimbursements	(417,081)

Net expenses	77,070,007

Net investment loss	(77,070,007)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	264,727,390
Net change in unrealized gains (losses) on investments	399,339,730

Net realized and unrealized gains (losses) on investments	664,067,120

Net increase in net assets resulting from operations	$586,997,113

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Asset Allocation Fund	13

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment loss		$(77,070,007)		$(84,995,886)
Net realized gains on investments		264,727,390		256,883,512
Net change in unrealized gains (losses) on investments		399,339,730		673,583,459

Net increase in net assets resulting from operations		586,997,113		845,471,085

Distributions to shareholders from
Net investment income
Class A		(57,362,902)		(45,876,928)
Class B		(9,294,476)		(14,725,864)
Class C		(43,156,505)		(46,825,513)
Class R		(645,944)		(472,123)
Administrator Class		(42,289,555)		(30,062,044)
Institutional Class		(2,036)[1]		N/A

Total distributions to shareholders		(152,751,418)		(137,962,472)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	27,500,064	363,545,549	35,814,683	441,038,146
Class B	181,414	2,354,447	199,710	2,414,348
Class C	10,368,647	132,219,134	14,868,940	176,064,142
Class R	1,065,336	13,931,892	751,747	9,178,937
Administrator Class	23,349,295	310,106,152	55,690,272	692,044,409
Institutional Class	55,968,375 [1]	740,279,694 [1]	N/A	N/A

		1,562,436,868		1,320,739,982

Reinvestment of distributions
Class A	4,125,827	52,563,034	3,440,601	40,977,565
Class B	702,281	8,848,740	1,155,830	13,592,564
Class C	2,710,463	33,365,798	2,952,848	33,987,278
Class R	42,436	535,537	32,735	386,274
Administrator Class	2,570,656	32,955,810	1,864,375	22,353,857
Institutional Class	159 [1]	2,036 [1]	N/A	N/A

		128,270,955		111,297,538

Payment for shares redeemed
Class A	(40,596,506)	(537,198,888)	(60,125,371)	(742,819,659)
Class B	(21,094,620)	(274,546,944)	(28,824,391)	(349,243,360)
Class C	(41,366,030)	(526,212,402)	(49,864,468)	(592,532,288)
Class R	(951,593)	(12,390,495)	(475,851)	(5,831,829)
Administrator Class	(87,550,899)	(1,161,108,304)	(58,332,737)	(722,431,554)
Institutional Class	(6,821,961)[1]	(92,435,938)[1]	N/A	N/A

		(2,603,892,971)		(2,412,858,690)

Net decrease in net assets resulting from capital share transactions		(913,185,148)		(980,821,170)

Total decrease in net assets		(478,939,453)		(273,312,557)

Net assets
Beginning of period		7,163,713,682		7,437,026,239

End of period		$6,684,774,229		$7,163,713,682

Undistributed net investment income		$25,585,977		$19,523,693

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS A	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.91	$11.70	$11.76	$11.37	$9.38	$14.91
Net investment loss	(0.11)	(0.12)	(0.09)	(0.08)	(0.08)	(0.11)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.56	0.20	0.47	2.34	(3.17)

Total from investment operations	1.15	1.44	0.11	0.39	2.26	(3.28)
Distributions to shareholders from
Net investment income	(0.33)	(0.23)	(0.14)	(0.00)[4]	(0.27)	(1.08)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.33)	(0.23)	(0.17)	(0.00)[4]	(0.27)	(2.25)
Net asset value, end of period	$13.73	$12.91	$11.70	$11.76	$11.37	$9.38
Total return[5]	9.12%	12.48%	0.94%	3.45%	24.10%	(22.31)%
Ratios to average net assets (annualized)
Gross expenses[6]	0.84%	0.84%	0.85%	0.85%	0.87%	0.82%
Net expenses[6]	0.84%	0.84%	0.84%	0.85%	0.87%	0.81%
Net investment loss	(0.84)%	(0.84)%	(0.84)%	(0.85)%	(0.87)%	(0.81)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$2,332,077	$2,307,609	$2,336,095	$2,957,689	$3,077,187	$2,640,410

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	15

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS B	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.66	$11.54	$11.60	$11.27	$9.30	$14.75
Net investment loss	(0.21)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.17)	(0.20)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.51	0.21	0.47	2.32	(3.13)

Total from investment operations	1.05	1.32	0.02	0.33	2.15	(3.33)
Distributions to shareholders from
Net investment income	(0.20)	(0.20)	(0.07)	(0.00)[4]	(0.18)	(0.95)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.20)	(0.20)	(0.08)	(0.00)[4]	(0.18)	(2.12)
Net asset value, end of period	$13.51	$12.66	$11.54	$11.60	$11.27	$9.30
Total return[5]	8.40%	11.61%	0.17%	2.95%	23.14%	(22.94)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%
Net expenses[6]	1.59%	1.59%	1.59%	1.59%	1.62%	1.56%
Net investment loss	(1.59)%	(1.59)%	(1.59)%	(1.59)%	(1.62)%	(1.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$430,116	$659,186	$917,860	$1,253,485	$1,415,023	$1,369,657

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS C	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.40	$11.30	$11.36	$11.04	$9.12	$14.47
Net investment loss	(0.20)[3]	(0.19)[3]	(0.19)[3]	(0.14)	(0.16)	(0.20)[3]
Net realized and unrealized gains (losses) on investments	1.22	1.49	0.21	0.46	2.27	(3.06)

Total from investment operations	1.02	1.30	0.02	0.32	2.11	(3.26)
Distributions to shareholders from
Net investment income	(0.22)	(0.20)	(0.07)	(0.00)[4]	(0.19)	(0.92)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.01)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.22)	(0.20)	(0.08)	(0.00)[4]	(0.19)	(2.09)
Net asset value, end of period	$13.20	$12.40	$11.30	$11.36	$11.04	$9.12
Total return[5]	8.32%	11.64%	0.18%	2.92%	23.08%	(22.85)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.59%	1.59%	1.60%	1.60%	1.62%	1.56%
Net expenses[6]	1.59%	1.59%	1.59%	1.60%	1.62%	1.56%
Net investment loss	(1.59)%	(1.59)%	(1.59)%	(1.60)%	(1.62)%	(1.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$2,399,839	$2,604,438	$2,736,064	$3,290,791	$3,490,657	$3,019,585

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	17

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
CLASS R	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$12.76	$11.59	$11.66	$11.29	$9.32	$14.82
Net investment loss	(0.14)[3]	(0.13)[3]	(0.10)	(0.06)	(0.11)[3]	(0.14)[3]
Net realized and unrealized gains (losses) on investments	1.26	1.52	0.19	0.43	2.33	(3.15)

Total from investment operations	1.12	1.39	0.09	0.37	2.22	(3.29)
Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.13)	(0.00)[4]	(0.25)	(1.04)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.03)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.30)	(0.22)	(0.16)	(0.00)[4]	(0.25)	(2.21)
Net asset value, end of period	$13.58	$12.76	$11.59	$11.66	$11.29	$9.32
Total return[5]	8.92%	12.16%	0.71%	3.30%	23.77%	(22.52)%
Ratios to average net assets (annualized)
Gross expenses[6]	1.09%	1.09%	1.09%	1.10%	1.12%	1.06%
Net expenses[6]	1.09%	1.09%	1.09%	1.09%	1.12%	1.06%
Net investment loss	(1.09)%	(1.09)%	(1.09)%	(1.09)%	(1.12)%	(1.06)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$33,934	$29,899	$23,580	$20,893	$16,279	$11,035

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asset Allocation Fund	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
ADMINISTRATOR CLASS	2013	2012	2011	2010[1,2]	2009[1]	2008[1]
Net asset value, beginning of period	$13.01	$11.77	$11.84	$11.42	$9.42	$14.99
Net investment loss	(0.08)[3]	(0.09)	(0.08)[3]	(0.01)	(0.06)[3]	(0.07)[3]
Net realized and unrealized gains (losses) on investments	1.27	1.57	0.22	0.43	2.36	(3.20)

Total from investment operations	1.19	1.48	0.14	0.42	2.30	(3.27)
Distributions to shareholders from
Net investment income	(0.36)	(0.24)	(0.17)	(0.00)[4]	(0.30)	(1.13)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.85)
Tax basis return of capital	0.00	0.00	(0.04)	0.00	0.00	(0.32)

Total distributions to shareholders	(0.36)	(0.24)	(0.21)	(0.00)[4]	(0.30)	(2.30)
Net asset value, end of period	$13.84	$13.01	$11.77	$11.84	$11.42	$9.42
Total return[5]	9.39%	12.74%	1.12%	3.70%	24.40%	(22.12)%
Ratios to average net assets (annualized)
Gross expenses[6]	0.67%	0.64%	0.65%	0.63%	0.62%	0.57%
Net expenses[6]	0.64%	0.62%	0.63%	0.60%	0.62%	0.57%
Net investment loss	(0.64)%	(0.62)%	(0.63)%	(0.60)%	(0.62)%	(0.56)%
Supplemental data
Portfolio turnover rate	0%	1%	1%	1%	2%	6%
Net assets, end of period (000s omitted)	$809,554	$1,562,582	$1,423,427	$810,355	$639,903	$348,394

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Asset Allocation Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Asset Allocation Fund.

2.	For the nine months ended September 30, 2010. The Fund changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

6.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Asset Allocation Fund	19

(For a share outstanding throughout the period)

INSTITUTIONAL CLASS	Year ended September 30, 2013[1]
Net asset value, beginning of period	$13.01
Net investment loss	(0.05)[2]
Net realized and unrealized gains (losses) on investments	1.26

Total from investment operations	1.21
Distributions to shareholders from
Net investment income	(0.40)
Net asset value, end of period	$13.82
Total return[3]	9.58%
Ratios to average net assets (annualized)
Gross expenses[4]	0.42%
Net expenses[4]	0.42%
Net investment loss	(0.42)%
Supplemental data
Portfolio turnover rate	0%
Net assets, end of period (000s omitted)	$679,254

1.	For the period from November 30, 2012 (commencement of class operations) to September 30, 2013

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	Ratios do not include any expenses from Asset Allocation Trust. Asset Allocation Trust does not have any net expenses.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the Wells Fargo Advantage Asset Allocation Fund (the “Fund”) which is a diversified series of the Trust.

The Fund invests all of its investable assets in Asset Allocation Trust, an investment company managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Asset Allocation Trust in turn invests its assets in GMO-managed mutual funds (“underlying funds”), U.S. and foreign fixed income securities and, from time to time, other alternative asset classes. At September 30, 2013, the Fund owned 100% of Asset Allocation Trust. Because the Fund invests all of its assets in Asset Allocation Trust, the shareholders of the Fund bear the fees and expenses of Asset Allocation Trust which are not included in the Statement of Operations but are incurred indirectly because they are considered in the calculation of the net asset value of Asset Allocation Trust. As a result, the Fund’s actual expenses may be higher than those of other mutual funds that invest directly in securities. The financial statements of Asset Allocation Trust, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

The Fund values its investment in Asset Allocation Trust at net asset value. The valuation of investments in securities and the underlying funds held by Asset Allocation Trust is discussed in its Notes to Financial Statements, which is included elsewhere in this report.

Investment transactions and income recognition

Investment transactions are recorded on a trade date basis. Realized gains or losses resulting from investment transactions are determined on the identified cost basis. Income dividends and capital gain distributions from Asset Allocation Trust are recorded on the ex-dividend date. Capital gain distributions from Asset Allocation Trust are treated as realized gains.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Net investment income is primarily derived from redemptions in Asset Allocation Trust which are deemed dividends to the Fund. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	21

differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to deemed dividends received from Asset Allocation Trust and the reversal of net realized gains on investments. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$28,843,681	$235,883,709	$(264,727,390)

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated any unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2013, Level 2 inputs were used in valuing the Fund’s investment in Asset Allocation Trust.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.20% as the average daily net assets of the Fund increase. For the year ended September 30, 2013, the advisory fee was equivalent to an annual rate of 0.22% of the Fund’s average daily net assets.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual

22	Wells Fargo Advantage Asset Allocation Fund	Notes to financial statements

fund level administration fee starting at 0.10% and declining to 0.06% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 1, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares, 1.12% for Class R shares, 0.64% for Administrator Class shares, and 0.44% for Institutional Class shares.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the year ended September 30, 2013, Wells Fargo Funds Distributor, LLC received $370,122 from the sale of Class A shares and $48,422 and $16,344 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended September 30, 2013, the Fund made aggregate purchases and sales of $30,551,031 and $1,174,671,927, respectively, in its investment into Asset Allocation Trust.

6. BANK BORROWINGS

The Trust (excluding the money market funds and certain other funds in the Trust) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the year ended September 30, 2013, the Fund paid $11,949 in commitment fees.

During the year ended September 30, 2013, the Fund had average borrowings outstanding of $43,566 at a an average rate of 1.43% and paid interest in the amount of $623.

7. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid was $152,751,418 and $137,962,472 of ordinary income for the years ended September 30, 2013 and September 30, 2012, respectively.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	Unrealized gains
$25,730,205	$1,564,744,391

Notes to financial statements	Wells Fargo Advantage Asset Allocation Fund	23

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

24	Wells Fargo Advantage Asset Allocation Fund	Report of independent registered public accounting firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Asset Allocation Fund (the “Fund”), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, the period from January 1, 2010 to September 30, 2010, and each of the years in the two-year period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2013 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Asset Allocation Fund as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	25

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 61% of ordinary income dividends qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $147,027,746 of income dividends paid during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s website on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Asset Allocation Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 131 mutual funds1 comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Asset Allocation Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the

Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).

Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 58 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Asset Allocation Trust	Portfolio of investments—September 30, 2013

Security name			Shares	Value

Investment Companies: 99.69%

Alternative & Other Funds: 10.51%
GMO Alpha Only Fund Class IV ß			27,929,709	$670,313,010
GMO Special Situations Fund Class VI ß†			1,282,374	33,534,087

				703,847,097

Emerging Equity Funds: 8.81%
GMO Emerging Markets Fund Class VI ß			53,490,388	589,464,073

Fixed Income Funds: 27.95%
GMO Asset Allocation Bond Fund Class VI ß†			27,484,276	677,212,551
GMO Debt Opportunities Fund Class VI ß			6,165,196	168,124,894
GMO Domestic Bond Fund Class VI ß			6,443,611	94,398,905
GMO Emerging Country Debt Fund Class IV ß			23,953,883	236,424,824
GMO Strategic Fixed Income Fund Class VI ß			43,080,110	694,882,180

				1,871,043,354

International Developed Equity Funds: 30.14%
GMO Currency Hedged International Equity Fund Class III ß			14,235,184	369,260,683
GMO International Growth Equity Fund Class IV ß			1,299,788	35,770,174
GMO International Intrinsic Value Fund Class IV ß			59,247,604	1,435,569,457
GMO Risk Premium Fund Class VI ß			17,046,271	176,769,834

				2,017,370,148

U.S. Equity Funds: 22.28%
GMO U.S. Flexible Equities Fund Class VI ß			135,090,161	1,491,395,382

Total Investment Companies (Cost $6,034,500,307)				6,673,120,054

	Interest rate	Maturity date	Principal
Short-Term Investments: 0.31%

Time Deposit: 0.31%
State Street Bank Euro Dollar	0.01%	10-1-2013	$20,569,369	20,569,369

Total Short-Term Investments (Cost $20,569,369)				20,569,369

Total investments in securities (Cost $6,055,069,676) *	100.00%	6,693,689,423
Other assets and liabilities, net	0.00	329,909

Total net assets	100.00%	$6,694,019,332

ß	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) is the investment adviser to Asset Allocation Trust and the underlying fund.

†	Non-income-earning security

*	Cost for federal income tax purposes is $6,136,524,013 and unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$687,495,188
Gross unrealized depreciation	(130,329,778)

Net unrealized appreciation	$557,165,410

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—September 30, 2013	Asset Allocation Trust	29

Assets
Investments
In affiliated investment companies, at value (see cost below)	$6,673,120,054
In unaffiliated securities, at value (see cost below)	20,569,369

Total investments, at value (see cost below)	6,693,689,423
Receivable for investments sold	3,816,981
Receivable for interest	6
Receivable from administrator	5,348
Prepaid expenses and other assets	420

Total assets	6,697,512,178

Liabilities
Payable for Trust shares redeemed	3,466,713
Accrued expenses and other liabilities	26,133

Total liabilities	3,492,846

Total net assets	$6,694,019,332

NET ASSETS CONSIST OF
Paid-in capital	$6,586,795,830
Accumulated net realized losses on investments	(531,396,245)
Net unrealized gains on investments	638,619,747

Total net assets	$6,694,019,332

Shares outstanding (unlimited number of shares authorized)	460,955,268
Net asset value per share	$14.52

Investments in affiliated investment companies, at cost	$6,034,500,307

Investments in unaffiliated securities, at cost	$20,569,369

Total investments, at cost	$6,055,069,676

The accompanying notes are an integral part of these financial statements.

30	Asset Allocation Trust	Statement of operations—year ended September 30, 2013

Investment income
Dividends from affiliated investment companies	$223,767,918
Interest	2,320

Total investment income	223,770,238

Expenses
Custody and accounting fees	11,096
Professional fees	52,859
Shareholder report expenses	329
Other fees and expenses	781

Total expenses	65,065
Less: Fee waivers and/or expense reimbursements	(65,065)

Net expenses	0

Net investment income	223,770,238

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Sale of affiliated investment companies	273,788,062
Capital gain distributions from affiliated investment companies	95,734,856

Net realized gains on investments	369,522,918
Net change in unrealized gains (losses) on investments	70,773,942

Net realized and unrealized gains (losses) on investments	440,296,860

Net increase in net assets resulting from operations	$664,067,098

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Asset Allocation Trust	31

	Year ended September 30, 2013		Year ended September 30, 2012

Operations
Net investment income		$223,770,238		$230,772,827
Net realized gains on investments		369,522,918		638,995,004
Net change in unrealized gains (losses) on investments		70,773,942		60,632,240

Net increase in net assets resulting from operations		664,067,098		930,400,071

	Shares		Shares

Capital share transactions
Contributions	2,230,457	30,551,031	6,569,879	81,893,870
Withdrawals	(85,149,391)	(1,175,072,850)	(102,771,308)	(1,285,518,325)

Net decrease in net assets resulting from capital share transactions		(1,144,521,819)		(1,203,624,455)

Total decrease in net assets		(480,454,721)		(273,224,384)

Net assets
Beginning of period		7,174,474,053		7,447,698,437

End of period		$6,694,019,332		$7,174,474,053

Undistributed net investment income		$0		$0

The accompanying notes are an integral part of these financial statements.

32	Asset Allocation Trust	Financial highlights

(For a share outstanding throughout each period)

	Year ended September 30				Year ended December 31
	2013	2012	2011	2010[1]	2009	2008
Net asset value, beginning of period	$13.19	$11.64	$11.43	$10.98	$8.77	$11.57
Net investment income	0.49	0.42	0.21	0.12 [2]	0.24	0.70 [2]
Net realized and unrealized gains (losses) on investments	0.84	1.13	0.00 [3]	0.33	1.97	(3.15)

Total from investment operations	1.33	1.55	0.21	0.45	2.21	(2.45)
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	0.00	(0.35)
Net asset value, end of period	$14.52	$13.19	$11.64	$11.43	$10.98	$8.77
Total return[4]	10.08%	13.32%	1.84%	4.10%	25.20%	(21.71)%
Ratios to average net assets (annualized)
Gross expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net expenses[5]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	3.23%	3.10%	1.64%	1.48%	2.48%	6.78%
Supplemental data
Portfolio turnover rate	36%	31%	22%	15%	22%	63%
Net assets, end of period (000s omitted)	$6,694,019	$7,174,474	$7,447,698	$8,349,759	$8,635,057	$7,399,817

1.	For the nine months ended September 30, 2010. The Trust changed its fiscal year end from December 31 to September 30, effective September 30, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

5.	Excludes expenses incurred indirectly through investment in underlying funds.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements	Asset Allocation Trust	33

1. ORGANIZATION

The Asset Allocation Trust (the “Trust”) was organized as a statutory trust under the laws of the state of Delaware on June 14, 2005 and is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company. The Trust issues its shares of beneficial interest solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(2) of the Securities Act of 1933, as amended. The Trust is only offered to the Wells Fargo Advantage Asset Allocation Fund, a diversified series of Wells Fargo Funds Trust, an open-end management investment company, which was organized as a Delaware statutory trust on March 10, 1999.

The Trust operates as a “fund-of-funds” which primarily invests in shares of open-end mutual funds (“underlying funds”) managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”). Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements, which are available upon request.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern Time).

Investments in each class of the underlying funds are valued at the net asset value per share as reported by the underlying funds. Some of the classes of the underlying funds are not publicly available.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees of the Trust. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Investment transactions and income recognition

Investment transactions are recorded on trade date. Income dividends and capital gain distributions from underlying funds are recorded on the ex-dividend date. Capital gain distributions from the underlying funds are treated as realized gains.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

34	Asset Allocation Trust	Notes to financial statements

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Trust intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Trust’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Trust’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Trust’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The primary permanent differences causing such reclassifications are due to dividends from certain securities, recognition of partnership income, and dividends deemed paid. At September 30, 2013, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Undistributed net investment income	Accumulated net realized losses on investments
$243,194,151	$(223,770,238)	$(19,423,913)

As of September 30, 2013, the Trust had capital loss carryforwards available to offset future net realized capital gains in the amount of $449,479,519 with $379,990,207 expiring in 2017; $65,386,905 expiring in 2018; and $4,102,407 expiring in 2019.

As of September 30, 2013, the Trust had $462,389 of current year deferred post-October capital losses, which will be recognized on the first day of the following fiscal year.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Trust’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Trust’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Asset Allocation Trust	35

As of September 30, 2013, the inputs used in valuing investments in securities were as follows:

Investments in securities	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Equity securities
Investment companies	$4,980,065,691	$1,693,054,363	$0	$6,673,120,054
Short-term investments
Time deposit	0	20,569,369	0	20,569,369
	$4,980,065,691	$1,713,623,732	$0	$6,693,689,423

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended September 30, 2013, the Trust did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

GMO, a private company founded in 1977, is the adviser to the Trust. GMO also serves as adviser to each of the underlying funds. GMO does not receive a fee from the Trust for its advisory services. However, the Trust incurs fees and expenses indirectly as a shareholder of the underlying GMO–managed funds, including its indirect share of management or other fees paid to GMO.

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), serves as the administrator to the Trust. As administrator, Funds Management provides the Trust with facilities, equipment and personnel. Funds Management receives no compensation from the Trust for its services. During the year ended September 30, 2013, Funds Management voluntarily reimbursed the Trust for expenses in the amount of $65,065.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended September 30, 2013 were $2,474,453,279 and $3,266,082,941, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Trust has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions in issuers that were either affiliates of the Trust at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	Dividends from affiliates	Capital gain distributions from affiliates
GMO Alpha Only Fund Class IV	43,729,540	3,554,965	19,354,796	27,929,709	$670,313,010	$1,005,474	$0
GMO Asset Allocation Bond Fund Class VI	0	27,484,276	0	27,484,276	677,212,551	0	0
GMO Currency Hedged International Equity Fund Class III	25,095,810	2,074,521	12,935,147	14,235,184	369,260,683	22,236,408	12,063,335
GMO Debt Opportunities Fund Class VI	5,937,046	228,150	0	6,165,196	168,124,894	3,395,534	3,302,389
GMO Domestic Bond Fund Class VI	6,443,611	0	0	6,443,611	94,398,905	1,716,860	0
GMO Emerging Country Debt Fund Class IV	17,765,757	7,247,004	1,058,878	23,953,883	236,424,824	12,563,820	0
GMO Emerging Markets Fund Class VI	60,813,087	1,345,713	8,668,412	53,490,388	589,464,073	15,460,353	0
GMO Flexible Equities Fund Class VI	7,741,043	1,601,108	9,342,151	0	0	21,371,326	7,297,235
GMO International Core Equity Fund Class VI	31,305,421	1,067,142	32,372,563	0	0	30,935,888	0
GMO International Growth Equity Fund Class IV	0	8,004,177	6,704,389	1,299,788	35,770,174	4,056,246	0
GMO International Intrinsic Value Fund Class IV	21,262,639	41,630,623	3,645,658	59,247,604	1,435,569,457	21,261,385	0
GMO Risk Premium Fund Class VI	0	17,430,448	384,177	17,046,271	176,769,834	0	4,026,090
GMO Special Situations Fund Class VI	11,476,875	0	10,194,501	1,282,374	33,534,087	0	0
GMO Strategic Fixed Income Fund Class VI	57,798,131	3,950,284	18,668,305	43,080,110	694,882,180	69,251,518	0
GMO U.S. Flexible Equities Fund Class VI	160,026,122	13,021,682	37,957,643	135,090,161	1,491,395,382	20,513,106	69,045,807
					$6,673,120,054	$223,767,918	$95,734,856

36	Asset Allocation Trust	Notes to financial statements

7. DISTRIBUTIONS TO SHAREHOLDERS

For the years ended September 30, 2013 and September 30, 2012, the Trust did not have any distributions paid to shareholders.

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

Unrealized gains	Post-October capital losses deferred	Capital loss carryforward
$557,165,410	$(462,389)	$(449,479,519)

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management has assessed the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU and determined that there are no significant changes to the financial statements.

Report of independent registered public accounting firm	Asset Allocation Trust	37

BOARD OF TRUSTEES AND SHAREHOLDERS OF ASSET ALLOCATION TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asset Allocation Trust (the “Trust”) as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, the period from January 1, 2010 through September 30, 2010 and each of the years in the two-year period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and underlying managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Asset Allocation Trust as of September 30, 2013, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods noted in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

November 25, 2013

38	Asset Allocation Trust	Other information (unaudited)

TAX INFORMATION

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, 44% of ordinary income dividends deemed paid to Wells Fargo Advantage Asset Allocation Fund through redemption of shares qualify for the corporate dividends-received deduction for the fiscal year ended September 30, 2013.

Pursuant to Section 854 of the Internal Revenue Code, $177,270,061 of income dividends deemed paid to Wells Fargo Advantage Asset Allocation Fund through redemption of shares during the fiscal year ended September 30, 2013 has been designated as qualified dividend income (QDI).

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Trust, which are available on a monthly, 30-day or more delayed basis, are publicly available on the Wells Fargo Advantage Fund’s website (wellsfargoadvantagefunds.com) through Wells Fargo Advantage Asset Allocation Fund which owns 100% of the Trust. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Asset Allocation Trust	39

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of Asset Allocation Trust. Each of the Trustees and Officers listed below acts in identical capacities. All of the Trustees are also Members of the Audit and Governance Committees of Asset Allocation Trust. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Wells Fargo Advantage family of funds consisting of 131 funds.
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Wells Fargo Advantage family of funds consisting of 131 funds.
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Wells Fargo Advantage family of funds consisting of 131 funds.
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 48 portfolios as of 1/31/2013); Wells Fargo Advantage family of funds consisting of 131 funds.
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Wells Fargo Advantage family of funds consisting of 131 funds.
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Wells Fargo Advantage family of funds consisting of 131 funds.
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Wells Fargo Advantage family of funds consisting of 131 funds.

40	Asset Allocation Trust	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2005	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Wells Fargo Advantage family of funds consisting of 131 funds.
Donald C. Willeke (Born 1940)	Trustee, since 2010	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Wells Fargo Advantage family of funds consisting of 131 funds.

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013. Vice President and Assistant General Counsel of Wells Fargo Bank, N.A. since 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

List of abbreviations	Wells Fargo Advantage Asset Allocation Fund	41

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Certificate of participation
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial development revenue
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SKK	— Slovakian koruna
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a current prospectus and, if available, a summary prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2013 Wells Fargo Funds Management, LLC. All rights reserved.

219789 11-13 A224/AR224 09-13

ITEM 2. CODE OF ETHICS

(a) As of the end of the period, covered by the report, Asset Allocation Trust has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Asset Allocation Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended September 30, 2013	Fiscal year ended September 30, 2012
Audit fees	$36,660	$35,770
Audit-related fees	—	—
Tax fees (1)	3,740	3,650
All other fees	—	—

	$40,400	$39,420

(1)	Tax fees consist of fees for tax compliance, tax advice and tax planning. Excise tax fees for fiscal year ended 2012 in the amount of $1,700 was billed on December 2012 and is included in the fiscal year ended August 31, 2013 value. Excise tax fees for fiscal year ended 2011 in the amount of $1,660 was billed on December 2011 and is included in the fiscal year ended August 31, 2012 value.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Asset Allocation Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Asset Allocation Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	November 25, 2013

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	November 25, 2013